Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000035049
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$9,450	$10,000	$10,000	$10,000
7/31/2015	$10,322	$11,128	$11,427	$11,608
7/31/2016	$9,948	$11,623	$11,380	$12,113
7/31/2017	$11,507	$13,498	$13,364	$14,299
7/31/2018	$14,658	$15,711	$16,073	$17,566
7/31/2019	$16,311	$16,819	$17,541	$19,467
7/31/2020	$20,700	$18,657	$21,565	$25,275
7/31/2021	$27,945	$25,882	$29,229	$34,546
7/31/2022	$25,450	$23,979	$23,887	$30,426
7/31/2023	$30,173	$27,013	$27,296	$35,692
7/31/2024	$38,998	$32,705	$33,673	$45,306

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	22.12%	17.71%	14.58%
Class A Shares without sales load	29.25%	19.05%	15.23%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,507,393,159
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,997,886
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035050
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,843	$11,128	$11,427	$11,608
7/31/2016	$10,366	$11,623	$11,380	$12,113
7/31/2017	$11,903	$13,498	$13,364	$14,299
7/31/2018	$15,048	$15,711	$16,073	$17,566
7/31/2019	$16,623	$16,819	$17,541	$19,467
7/31/2020	$20,942	$18,657	$21,565	$25,275
7/31/2021	$28,064	$25,882	$29,229	$34,546
7/31/2022	$25,370	$23,979	$23,887	$30,426
7/31/2023	$30,079	$27,013	$27,296	$35,692
7/31/2024	$38,876	$32,705	$33,673	$45,306

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	27.27%	18.17%	14.54%
Class C Shares without sales load	28.27%	18.17%	14.54%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,507,393,159
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,997,886
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035051
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,955	$11,128	$11,427	$11,608
7/31/2016	$10,583	$11,623	$11,380	$12,113
7/31/2017	$12,274	$13,498	$13,364	$14,299
7/31/2018	$15,668	$15,711	$16,073	$17,566
7/31/2019	$17,483	$16,819	$17,541	$19,467
7/31/2020	$22,242	$18,657	$21,565	$25,275
7/31/2021	$30,092	$25,882	$29,229	$34,546
7/31/2022	$27,477	$23,979	$23,887	$30,426
7/31/2023	$32,664	$27,013	$27,296	$35,692
7/31/2024	$42,312	$32,705	$33,673	$45,306

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	29.54%	19.33%	15.52%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,507,393,159
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,997,886
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000250224
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QRLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$12Footnote Reference*	0.71%
Footnote	Description
Footnote*	Based on operations for the period from May 29, 2024 to July 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,955	$11,128	$11,427	$11,608
7/31/2016	$10,583	$11,623	$11,380	$12,113
7/31/2017	$12,274	$13,498	$13,364	$14,299
7/31/2018	$15,668	$15,711	$16,073	$17,566
7/31/2019	$17,483	$16,819	$17,541	$19,467
7/31/2020	$22,242	$18,657	$21,565	$25,275
7/31/2021	$30,092	$25,882	$29,229	$34,546
7/31/2022	$27,477	$23,979	$23,887	$30,426
7/31/2023	$32,664	$27,013	$27,296	$35,692
7/31/2024	$42,312	$32,705	$33,673	$45,306

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	29.54%	19.33%	15.52%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,507,393,159
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,997,886
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035043
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$9,451	$10,000	$10,000
7/31/2015	$10,216	$11,128	$10,863
7/31/2016	$10,154	$11,623	$11,045
7/31/2017	$11,734	$13,498	$12,699
7/31/2018	$14,172	$15,711	$14,558
7/31/2019	$15,273	$16,819	$15,422
7/31/2020	$16,754	$18,657	$16,566
7/31/2021	$23,188	$25,882	$22,482
7/31/2022	$22,040	$23,979	$21,008
7/31/2023	$25,203	$27,013	$23,397
7/31/2024	$31,842	$32,705	$27,948

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	19.40%	14.53%	12.28%
Class A Shares without sales load	26.34%	15.83%	12.92%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,066,272,970
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,344,724
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Material Fund Change [Text Block]
C000035044
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.81%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,731	$11,128	$10,863
7/31/2016	$10,577	$11,623	$11,045
7/31/2017	$12,134	$13,498	$12,699
7/31/2018	$14,550	$15,711	$14,558
7/31/2019	$15,562	$16,819	$15,422
7/31/2020	$16,940	$18,657	$16,566
7/31/2021	$23,270	$25,882	$22,482
7/31/2022	$21,952	$23,979	$21,008
7/31/2023	$25,102	$27,013	$23,397
7/31/2024	$31,714	$32,705	$27,948

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	24.38%	14.95%	12.23%
Class C Shares without sales load	25.38%	14.95%	12.23%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,066,272,970
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,344,724
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Material Fund Change [Text Block]
C000035045
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,845	$11,128	$10,863
7/31/2016	$10,807	$11,623	$11,045
7/31/2017	$12,525	$13,498	$12,699
7/31/2018	$15,175	$15,711	$14,558
7/31/2019	$16,401	$16,819	$15,422
7/31/2020	$18,042	$18,657	$16,566
7/31/2021	$25,048	$25,882	$22,482
7/31/2022	$23,879	$23,979	$21,008
7/31/2023	$27,387	$27,013	$23,397
7/31/2024	$34,707	$32,705	$27,948

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	26.73%	16.17%	13.25%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,066,272,970
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,344,724
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Material Fund Change [Text Block]
C000043497
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QKACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,765	$11,128	$10,863
7/31/2016	$10,652	$11,623	$11,045
7/31/2017	$12,335	$13,498	$12,699
7/31/2018	$14,946	$15,711	$14,558
7/31/2019	$16,154	$16,819	$15,422
7/31/2020	$17,770	$18,657	$16,566
7/31/2021	$24,671	$25,882	$22,482
7/31/2022	$23,521	$23,979	$21,008
7/31/2023	$26,985	$27,013	$23,397
7/31/2024	$34,195	$32,705	$27,948

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	26.72%	16.18%	13.08%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,066,272,970
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,344,724
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Material Fund Change [Text Block]
C000035055
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class A Shares
Trading Symbol	QABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$9,447	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,004	$11,121	$10,282	$10,790	$10,398
7/31/2016	$9,966	$11,745	$10,893	$11,437	$10,583
7/31/2017	$10,874	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,170	$15,843	$10,750	$13,641	$12,378
7/31/2019	$12,813	$17,108	$11,619	$14,797	$12,905
7/31/2020	$13,976	$19,153	$12,795	$16,549	$13,608
7/31/2021	$17,234	$26,134	$12,705	$19,945	$16,762
7/31/2022	$16,018	$24,921	$11,547	$18,717	$15,464
7/31/2023	$17,024	$28,165	$11,158	$19,920	$16,326
7/31/2024	$19,808	$34,403	$11,727	$22,939	$18,352

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	9.93%	7.88%	7.07%
Class A Shares without sales load	16.36%	9.10%	7.68%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 227,569,976
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,554,001
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Material Fund Change [Text Block]
C000035056
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class C Shares
Trading Symbol	QCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$224	2.08%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,512	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,397	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,253	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,500	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,068	$17,108	$11,619	$14,797	$12,905
7/31/2020	$14,146	$19,153	$12,795	$16,549	$13,608
7/31/2021	$17,311	$26,134	$12,705	$19,945	$16,762
7/31/2022	$15,968	$24,921	$11,547	$18,717	$15,464
7/31/2023	$16,970	$28,165	$11,158	$19,920	$16,326
7/31/2024	$19,746	$34,403	$11,727	$22,939	$18,352

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.46%	8.27%	7.04%
Class C Shares without sales load	15.46%	8.27%	7.04%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 227,569,976
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,554,001
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Material Fund Change [Text Block]
C000035057
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Institutional Shares
Trading Symbol	QIBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,613	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,606	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,598	$13,629	$10,837	$12,488	$11,582
7/31/2018	$13,008	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,738	$17,108	$11,619	$14,797	$12,905
7/31/2020	$15,020	$19,153	$12,795	$16,549	$13,608
7/31/2021	$18,563	$26,134	$12,705	$19,945	$16,762
7/31/2022	$17,297	$24,921	$11,547	$18,717	$15,464
7/31/2023	$18,433	$28,165	$11,158	$19,920	$16,326
7/31/2024	$21,497	$34,403	$11,727	$22,939	$18,352

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.62%	9.37%	7.95%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 227,569,976
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,554,001
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Material Fund Change [Text Block]
C000043498
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	QKBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,561	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,499	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,478	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,883	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,592	$17,108	$11,619	$14,797	$12,905
7/31/2020	$14,859	$19,153	$12,795	$16,549	$13,608
7/31/2021	$18,380	$26,134	$12,705	$19,945	$16,762
7/31/2022	$17,128	$24,921	$11,547	$18,717	$15,464
7/31/2023	$18,256	$28,165	$11,158	$19,920	$16,326
7/31/2024	$21,297	$34,403	$11,727	$22,939	$18,352

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	16.66%	9.40%	7.85%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 227,569,976
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,554,001
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Material Fund Change [Text Block]
C000035058
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$9,448	$10,000	$10,000	$10,000
7/31/2015	$10,414	$11,128	$11,203	$10,772
7/31/2016	$11,237	$11,623	$11,203	$10,835
7/31/2017	$14,043	$13,498	$13,270	$12,570
7/31/2018	$16,640	$15,711	$15,756	$14,544
7/31/2019	$15,360	$16,819	$15,060	$13,818
7/31/2020	$14,023	$18,657	$14,369	$12,595
7/31/2021	$21,648	$25,882	$21,836	$19,162
7/31/2022	$19,583	$23,979	$18,715	$17,568
7/31/2023	$20,803	$27,013	$20,195	$18,921
7/31/2024	$24,703	$32,705	$23,073	$21,669

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	12.20%	8.73%	9.46%
Class A Shares without sales load	18.75%	9.97%	10.09%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,373,502,858
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 8,597,351
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035059
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$216	1.98%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,941	$11,128	$11,203	$10,772
7/31/2016	$11,720	$11,623	$11,203	$10,835
7/31/2017	$14,530	$13,498	$13,270	$12,570
7/31/2018	$17,087	$15,711	$15,756	$14,544
7/31/2019	$15,661	$16,819	$15,060	$13,818
7/31/2020	$14,197	$18,657	$14,369	$12,595
7/31/2021	$21,744	$25,882	$21,836	$19,162
7/31/2022	$19,504	$23,979	$18,715	$17,568
7/31/2023	$20,719	$27,013	$20,195	$18,921
7/31/2024	$24,603	$32,705	$23,073	$21,669

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	16.73%	9.09%	9.42%
Class C Shares without sales load	17.73%	9.09%	9.42%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,373,502,858
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 8,597,351
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035060
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,048	$11,128	$11,203	$10,772
7/31/2016	$11,958	$11,623	$11,203	$10,835
7/31/2017	$14,976	$13,498	$13,270	$12,570
7/31/2018	$17,789	$15,711	$15,756	$14,544
7/31/2019	$16,464	$16,819	$15,060	$13,818
7/31/2020	$15,072	$18,657	$14,369	$12,595
7/31/2021	$23,321	$25,882	$21,836	$19,162
7/31/2022	$21,149	$23,979	$18,715	$17,568
7/31/2023	$22,516	$27,013	$20,195	$18,921
7/31/2024	$26,814	$32,705	$23,073	$21,669

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	19.09%	10.25%	10.37%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,373,502,858
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 8,597,351
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000170839
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,009	$11,128	$11,203	$10,772
7/31/2016	$11,878	$11,623	$11,203	$10,835
7/31/2017	$14,876	$13,498	$13,270	$12,570
7/31/2018	$17,670	$15,711	$15,756	$14,544
7/31/2019	$16,354	$16,819	$15,060	$13,818
7/31/2020	$14,973	$18,657	$14,369	$12,595
7/31/2021	$23,178	$25,882	$21,836	$19,162
7/31/2022	$21,022	$23,979	$18,715	$17,568
7/31/2023	$22,383	$27,013	$20,195	$18,921
7/31/2024	$26,655	$32,705	$23,073	$21,669

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	19.09%	10.26%	10.30%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,373,502,858
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 8,597,351
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000035061
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$9,451	$10,000	$10,000	$10,000
7/31/2015	$11,136	$11,128	$12,007	$11,645
7/31/2016	$11,392	$11,623	$11,371	$11,034
7/31/2017	$14,354	$13,498	$13,390	$12,982
7/31/2018	$17,726	$15,711	$16,458	$15,950
7/31/2019	$17,217	$16,819	$16,258	$16,474
7/31/2020	$17,660	$18,657	$17,233	$17,894
7/31/2021	$25,082	$25,882	$24,299	$25,872
7/31/2022	$20,453	$23,979	$18,666	$20,027
7/31/2023	$22,739	$27,013	$20,828	$21,606
7/31/2024	$25,594	$32,705	$23,493	$24,089

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.38%	7.03%	9.85%
Class A Shares without sales load	12.56%	8.25%	10.48%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 498,581,925
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,048,922
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000035062
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$210	1.98%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,696	$11,128	$12,007	$11,645
7/31/2016	$11,872	$11,623	$11,371	$11,034
7/31/2017	$14,850	$13,498	$13,390	$12,982
7/31/2018	$18,197	$15,711	$16,458	$15,950
7/31/2019	$17,545	$16,819	$16,258	$16,474
7/31/2020	$17,864	$18,657	$17,233	$17,894
7/31/2021	$25,177	$25,882	$24,299	$25,872
7/31/2022	$20,358	$23,979	$18,666	$20,027
7/31/2023	$22,634	$27,013	$20,828	$21,606
7/31/2024	$25,475	$32,705	$23,493	$24,089

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	10.62%	7.39%	9.80%
Class C Shares without sales load	11.62%	7.39%	9.80%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 498,581,925
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,048,922
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000035063
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,810	$11,128	$12,007	$11,645
7/31/2016	$12,112	$11,623	$11,371	$11,034
7/31/2017	$15,294	$13,498	$13,390	$12,982
7/31/2018	$18,941	$15,711	$16,458	$15,950
7/31/2019	$18,441	$16,819	$16,258	$16,474
7/31/2020	$18,963	$18,657	$17,233	$17,894
7/31/2021	$27,003	$25,882	$24,299	$25,872
7/31/2022	$22,065	$23,979	$18,666	$20,027
7/31/2023	$24,600	$27,013	$20,828	$21,606
7/31/2024	$27,760	$32,705	$23,493	$24,089

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	12.85%	8.52%	10.75%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 498,581,925
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,048,922
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Material Fund Change [Text Block]
C000170840
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QLSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,790	$11,128	$12,007	$11,645
7/31/2016	$12,072	$11,623	$11,371	$11,034
7/31/2017	$15,244	$13,498	$13,390	$12,982
7/31/2018	$18,873	$15,711	$16,458	$15,950
7/31/2019	$18,381	$16,819	$16,258	$16,474
7/31/2020	$18,910	$18,657	$17,233	$17,894
7/31/2021	$26,923	$25,882	$24,299	$25,872
7/31/2022	$22,011	$23,979	$18,666	$20,027
7/31/2023	$24,541	$27,013	$20,828	$21,606
7/31/2024	$27,694	$32,705	$23,493	$24,089

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	12.85%	8.54%	10.72%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 498,581,925
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,048,922
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Material Fund Change [Text Block]